VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
VARIABLE INTEREST ENTITIES
Total assets	¥ 599,106,683		¥ 1,310,318,375		$ 86,862,304
Total liabilities	571,568,330		546,862,815		82,869,618
Revenue	118,887,879	$ 17,237,122	135,875,140	¥ 625,488
Net loss	(974,859,050)	(141,341,275)	(411,234,755)	397,883,388
Variable interest entity, primary beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	21,943,116		28,596,733		3,181,453
Total liabilities	272,939,140		282,163,247		$ 39,572,455
Revenue	655,201	94,995	1,278,918	625,488
Net loss	¥ (23,286,056)	$ (3,376,161)	¥ (23,621,808)	¥ (52,410,094)